Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 4,911,736	$ 4,779,077
Gross Unrealized Gains	173,990	238,461
Gross Unrealized Losses	1,525	7,715
Fair Value	5,084,201	5,009,823
Weighted Average Yield	2.94%	3.58%
Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	472,845
Fair Value	480,518
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	219,424
Fair Value	224,555
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	601,567
Fair Value	615,878
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,611,393
Fair Value	3,755,844
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,254	34,980
Gross Unrealized Gains	2,984	3,688
Gross Unrealized Losses	0	0
Fair Value	37,238	38,668
Weighted Average Yield	3.39%	3.35%
US Treasury Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,018	0
Gross Unrealized Gains	20	0
Gross Unrealized Losses	0	0
Fair Value	7,038	0
Weighted Average Yield	1.67%	0.00%
US Treasury Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,236	34,980
Gross Unrealized Gains	2,964	3,688
Gross Unrealized Losses	0	0
Fair Value	30,200	38,668
Weighted Average Yield	3.83%	3.35%
US Treasury Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,083,976	953,836
Gross Unrealized Gains	12,934	31,710
Gross Unrealized Losses	592	0
Fair Value	1,096,318	985,546
Weighted Average Yield	2.60%	3.30%
US Government Sponsored Enterprises Debt Securities Member | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	460,319	94,492
Gross Unrealized Gains	7,614	2,382
Gross Unrealized Losses	0	0
Fair Value	467,933	96,874
Weighted Average Yield	3.82%	3.45%
US Government Sponsored Enterprises Debt Securities Member | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	167,177	655,625
Gross Unrealized Gains	2,057	25,860
Gross Unrealized Losses	0	0
Fair Value	169,234	681,485
Weighted Average Yield	1.59%	3.38%
US Government Sponsored Enterprises Debt Securities Member | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	456,480	171,633
Gross Unrealized Gains	3,263	2,969
Gross Unrealized Losses	592	0
Fair Value	459,151	174,602
Weighted Average Yield	1.74%	2.94%
US Government Sponsored Enterprises Debt Securities Member | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	32,086
Gross Unrealized Gains	0	499
Gross Unrealized Losses	0	0
Fair Value	0	32,585
Weighted Average Yield	0.00%	3.20%
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	54,252	57,504
Gross Unrealized Gains	804	1,255
Gross Unrealized Losses	75	31
Fair Value	54,981	58,728
Weighted Average Yield	4.91%	5.03%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,220	765
Gross Unrealized Gains	26	9
Gross Unrealized Losses	0	0
Fair Value	5,246	774
Weighted Average Yield	3.08%	4.97%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,254	14,824
Gross Unrealized Gains	130	283
Gross Unrealized Losses	39	31
Fair Value	6,345	15,076
Weighted Average Yield	4.65%	4.07%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,513	4,595
Gross Unrealized Gains	0	54
Gross Unrealized Losses	36	0
Fair Value	5,477	4,649
Weighted Average Yield	3.79%	5.33%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,265	37,320
Gross Unrealized Gains	648	909
Gross Unrealized Losses	0	0
Fair Value	37,913	38,229
Weighted Average Yield	5.38%	5.38%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,315,008	1,646,893
Gross Unrealized Gains	52,569	50,957
Gross Unrealized Losses	512	208
Fair Value	2,367,065	1,697,642
Weighted Average Yield	2.22%	2.83%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,927	2,424
Gross Unrealized Gains	35	49
Gross Unrealized Losses	0	0
Fair Value	4,962	2,473
Weighted Average Yield	1.48%	3.28%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	39,897	55,096
Gross Unrealized Gains	1,794	1,446
Gross Unrealized Losses	0	0
Fair Value	41,691	56,542
Weighted Average Yield	2.94%	2.64%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,270,184	1,589,373
Gross Unrealized Gains	50,740	49,462
Gross Unrealized Losses	512	208
Fair Value	2,320,412	1,638,627
Weighted Average Yield	2.21%	2.84%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,414	65,113
Gross Unrealized Gains	59	1
Gross Unrealized Losses	0	7,322
Fair Value	2,473	57,792
Weighted Average Yield	4.59%	2.30%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	5,653
Gross Unrealized Gains	0	1
Gross Unrealized Losses	0	181
Fair Value	0	5,473
Weighted Average Yield	0.00%	0.81%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,414	59,460
Gross Unrealized Gains	59	0
Gross Unrealized Losses	0	7,141
Fair Value	2,473	52,319
Weighted Average Yield	4.59%	2.44%
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,383,356	1,989,996
Gross Unrealized Gains	99,920	149,623
Gross Unrealized Losses	129	50
Fair Value	1,483,147	2,139,569
Weighted Average Yield	4.21%	4.27%
Collateralized Mortgage Backed Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	288	57
Gross Unrealized Gains	13	1
Gross Unrealized Losses	0	0
Fair Value	301	58
Weighted Average Yield	3.47%	3.91%
Collateralized Mortgage Backed Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,838	7,564
Gross Unrealized Gains	191	328
Gross Unrealized Losses	0	0
Fair Value	4,029	7,892
Weighted Average Yield	4.12%	3.86%
Collateralized Mortgage Backed Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	81,645	111,639
Gross Unrealized Gains	6,207	8,020
Gross Unrealized Losses	0	1
Fair Value	87,852	119,658
Weighted Average Yield	4.71%	4.66%
Collateralized Mortgage Backed Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,297,585	1,870,736
Gross Unrealized Gains	93,509	141,274
Gross Unrealized Losses	129	49
Fair Value	1,390,965	2,011,961
Weighted Average Yield	4.18%	4.25%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,507	6,594
Gross Unrealized Gains	909	426
Gross Unrealized Losses	10	104
Fair Value	7,406	6,916
Weighted Average Yield	3.46%	2.96%
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	31,969	24,161
Gross Unrealized Gains	3,811	801
Gross Unrealized Losses	207	0
Fair Value	35,573	24,962
Weighted Average Yield	7.17%	9.06%
Other Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Other Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,992	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	207	0
Fair Value	9,785	0
Weighted Average Yield	1.67%	0.00%
Other Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,032	17,850
Gross Unrealized Gains	3,675	700
Gross Unrealized Losses	0	0
Fair Value	21,707	18,550
Weighted Average Yield	11.00%	10.99%
Other Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,945	6,311
Gross Unrealized Gains	136	101
Gross Unrealized Losses	0	0
Fair Value	$ 4,081	$ 6,412
Weighted Average Yield	3.62%	3.61%